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APPENDIX I                                            OMB APPROVAL
                                                      OMB Number: 3235-0456
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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                        ANNUAL FILING UNDER RULE 24F-2
                     OF THE INVESTMENT COMPANY ACT OF 1940

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


1. NAME AND ADDRESS OF ISSUER:

   The Valiant Fund
   1776 Heritage Drive
   North Quincy, Ma. 02171

2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (LEAVE THIS ITEM BLANK IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER):

   Valiant U.S. Treasury Money Market
   Valiant U.S. Treasury Income
   Valiant General Money Market
   Valiant Tax-Exempt Money Market

3. INVESTMENT COMPANY ACT FILE NUMBER:  811-7582
                                        --------

   SECURITIES ACT FILE NUMBER: 33-59840
                               --------

4(a). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:  August 31, 1997
                                                             ---------------

4(b). [ ] CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E., MORE THAN 90 DAYS
      AFTER THE END OF THE ISSUER'S FISCAL YEAR).

NOTE: IF THE FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c). [ ] CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
      FORM.

SEC 2393 (_/97)

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
5. CALCULATION OF REGISTRATION FEE:

   (i)    AGGREGATE SALE PRICE OF SECURITIES SOLD DURING
          THE FISCAL YEAR PURSUANT TO SECTION 24(f):                              $4,998,903,974
                                                                                  --------------

   (ii)   AGGREGATE PRICE OF SECURITIES REDEEMED OR
          REPURCHASED DURING THE FISCAL YEAR:                  $4,583,591,359
                                                               --------------

   (iii)  AGGREGATE PRICE OF SECURITIES REDEEMED OR
          REPURCHASED DURING ANY PRIOR FISCAL YEAR ENDING
          NO EARLIER THAN OCTOBER 11, 1995 THAT WERE NOT
          PREVIOUSLY USED TO REDUCE REGISTRATION FEES
          PAYABLE TO THE COMMISSION:                           $
                                                               --------------

   (iv)   TOTAL AVAILABLE REDEMPTION CREDITS (ADD ITEMS
          5(ii) AND 5(iii):                                                       $4,583,591,359
                                                                                  --------------

   (v)    NET SALES -- IF ITEM 5(i) IS GREATER THAN ITEM
          5(iv) [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:                             $  415,312,615
                                                                                  --------------

   (vi)   REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE
          YEARS -- IF ITEM 5(i) IS LESS THAN ITEM 5(iv)
          [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:                $(            )
                                                               ---------------

   (vii)  MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
          INSTRUCTION C.9):                                                           1/3300
                                                                                  x-------------

   (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(v) BY ITEM
          5(vii)] (ENTER "0" IF NO FEE IS DUE):                                   $      125,852
                                                                                 =--------------

6. PREPAID SHARES

   IF THE RESPONSE TO ITEM 5(i) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24e-2 AS IN EFFECT BEFORE OCTOBER 11, 1997, THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE: ___________. IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24e-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE: ____________.

7. INTEREST DUE -- IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):

                                                                 +$____________

8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE 5(viii) PLUS LINE 7]:

                                                                 +$    125,852
                                                                  ------------

9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:

   November 20, 1997

      METHOD OF DELIVERY:

                _X_  WIRE TRANSFER
                ___  MAIL OR OTHER MEANS

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                                   SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY (SIGNATURE AND TITLE)*  /s/ Susan M. Schwartz
                           --------------------------------------------
                           VP
                           --------------------------------------------

DATE 11-18-97
     ---------------

   *PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE
    SIGNATURE.